Fair Value Measurement (Details) - Schedule of assumptions used in valuation of convertible notes	6 Months Ended
Jun. 30, 2021
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Probability for Conversion	90.00%
Probability for Redemption	10.00%
Minimum [Member]
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Remaining life	1 month 6 days
Maximum [Member]
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Remaining life	2 years 6 months